Trademarks, Goodwill and Other Intangibles (Details 1) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Amortization of Intangible Assets	$ 132,000	$ 132,000	$ 136,000	$ 263,000	$ 264,000	$ 529,000
Year Ending December 31, 2013 [Member]
Licensing Agreements, Carrying Value						806,000
Amortization of Intangible Assets						529,000
Year Ending December 31, 2014 [Member]
Licensing Agreements, Carrying Value						277,000
Amortization of Intangible Assets						529,000
YearEndingDecember 31, 2015 [Member]
Licensing Agreements, Carrying Value						0
Amortization of Intangible Assets						$ 277,000